Stock-Based Compensation - Summary of Stock Option Activity in Plans (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	43,298
Shares Granted	205,000
Shares Exercised
Shares Expired
Shares Cancelled or Forfeited	(13,602)
Shares, Outstanding at end of year	234,696
Shares, Expected to vest	209,080
Shares, Exercisable at end of period	25,616
Weighted Average Exercise Price, Beginning Balance	$ 24.87
Weighted Average Exercise Price, Granted	$ 1.28
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Cancelled or Forfeited	$ 24.48
Weighted Average Exercise Price, Ending Balance	$ 4.29
Weighted Average Exercise Price, Expected to vest	$ 1.35
Weighted Average Exercise Price, Exercisable at end of period	$ 28.27
Weighted Average Remaining Contractual Term, Outstanding at end of year	9 years 3 months 18 days
Weighted Average Remaining Contractual Term, Expected to vest	9 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable at end of period	4 years 10 months 24 days
Intrinsic Value, Outstanding at end of year
Intrinsic Value, Expected to vest
Intrinsic Value, Exercisable at end of period